STOCKHOLDERS DEFICIT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCKHOLDERS DEFICIT
Warrants outstanding, beginning	12,165,260	500,000
Warrants, granted	3,753,418	46,838,209
Warrants, granted due to repricing		347,761,534
Warrants, exercised	6,565,229	375,934,483
Warrants, forfeited	2,538,667	7,000,000
Weighted outstanding, ending	6,814,782	12,165,260
Warrants, exercisable, ending	6,814,782	12,165,260
Weighted average exercise price, outstanding, beginning	$ 0.011	$ 0.15
Weighted average exercise price, granted	0.0105	0.011
Weighted average exercise price, granted due to repricing		0.0002
Weighted average exercise price, exercised	0.0074	0.0002
Weighted average exercise price, forfeited	0.0074	0.0002
Weighted average exercise price, outstanding, ending	0.0113	0.011
Weighted average exercise price, exercisable, ending	$ 0.0113	$ 0.011
Weighted average fair value of warrants granted during the period	$ 0	$ 72,992